Key management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Key Management [Abstract]
Disclosure of compensation, key management [Table Text Block]
	2022	2021
	$	$

Salaries and short-term employee benefits	4,374	4,309
Share-based compensation	5,475	6,078
Cost recoveries from associates	(538)	(716)
	9,311	9,671